WARRANTS (Details Textual) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 21, 2016	Dec. 31, 2016	Apr. 28, 2016	Jan. 10, 2012	Apr. 21, 2010
Warrants [Line Items]
Class of Warrant or Right, Outstanding		1,000,000
Class Of Warrant Or Right, Expired Date		Dec. 31, 2016
Institutional Investors [Member]
Warrants [Line Items]
Warrants Issued for Services		220,410
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in dollars per share)		$ 11.86
Stock Issued During Period, Shares, New Issues		734,700
Share Price		$ 9.12
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.86
Warrant Expiration Term		3 years 6 months
FT Global Capital [Member]
Warrants [Line Items]
Warrants Issued for Services		73,470
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.86
Warrant Expiration Term		3 years 6 months
Class Of Warrant Repurchase Price		$ 3.8
Insitutional Investors, FT Global [Member]
Warrants [Line Items]
Warrants Repurchased	1,028,580
Class Of Warrant Repurchase Price	$ 3.80	3.8
Hangzhou Lianluo Ltd [Member]
Warrants [Line Items]
Warrants Issued for Services			1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.20
Hawk Associates Inc [Member]
Warrants [Line Items]
Warrants Issued for Services					7,500
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 9.60
Warrant Expiration Term		5 years
Anderson Strudwick Incorporated [Member]
Warrants [Line Items]
Warrants Issued for Services					150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00
Warrant Expiration Term		5 years
Firs Trust Group, Inc [Member]
Warrants [Line Items]
Warrants Issued for Services				100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.00
Warrant Expiration Term		5 years